Income Tax - Summary of Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current taxes	€ (17,990)	€ (13,814)	€ (11,421)
Deferred taxes	(344)	(1,025)	(5,029)
Total income tax expense	€ (18,334)	€ (14,839)	€ (16,450)